Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Payroll payables	$ 1,165	$ 1,233
Other payables	776	2,531
Total	$ 1,941	$ 3,764